RELATED PARTY TRANSACTIONS AND BALANCES - Additional information (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2018	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Related Party Transaction, Due from (to) Related Party							$ 7,298,208	$ 24,311
Interest expense on related party transaction			$ 0	$ 0	$ 0	$ 0	0
Due to Officers or Stockholders			17,360		17,360		18,886	48,795
Due to Related Parties Others			2,812		2,812		1,785	170,546
Operating lease right-of-use assets, net			174,262		$ 174,262		$ 109,621	233,751
Lessee Operating Lease Contract Period Description					November 1, 2018 to October 31, 2023		November 1, 2018 to October 31, 2023
Advances to non-controlling shareholders			18,882		$ 18,882		$ 19,874	15,261
Operating Lease, Liability, Current			104,075		104,075		50,177	109,813
Operating Lease, Liability, Noncurrent			97,350		97,350		47,910	95,886
Outstanding balance			117,237		117,237		11,682	352,827
Jinkailong [Member]
Related Party Transaction, Due from (to) Related Party			5,351,735		5,351,735			6,635,746
Due to Related Parties Others			2,812		2,812		1,785
Sichuan Qihuaxin Automobiles [Member]
Maintenance Fees To Affiliates							942,581
Sichuan Yousen Automobiles Maintenance Services Ltd [Member]
Maintenance Fees To Affiliates							575,136
Xiang Hu [Member]
Proceeds from Related Party Debt		$ 955,000
Due to Officers or Stockholders							18,886	2
Jun Wang [Member]
Proceeds from Related Party Debt		159,000
Due to Officers or Stockholders							48,795	800,000
Shareholders [Member]
Proceeds from Related Party Debt		$ 159,000
Operating lease, rent expense							237,968	121,012
Hunan Dingchentai Investment Co [Member]
Operating lease, rent expense							45,651	44,169
Operating Leases Annual Rental Payments	$ 44,250
Related Party One [Member]
Due to Related Parties Others								4,201
Continuing Operations [Member]
Related Party Transaction, Due from (to) Related Party			5,992,152		5,992,152
Operating lease right-of-use assets, net							446,372	475,408
Operating Lease, Liability, Current							246,516	161,818
Operating Lease, Liability, Noncurrent							211,953	285,371
Outstanding balance							11,682	82,909
Continuing Operations [Member] | Hunan Dingchentai Investment Co [Member]
Operating lease right-of-use assets, net							69,534	104,959
Operating Lease, Liability, Current							81,908
Operating Lease, Liability, Noncurrent							56,178
Continuing Operations [Member] | Four Other Related Parties [Member]
Due to Related Parties Others								166,345
Discontinued Operations [Member]
Due to Officers or Stockholders			$ 17,360		$ 17,360		18,886	48,795
Outstanding balance								$ 269,918
Discontinued Operations [Member] | Hunan Dingchentai Investment Co [Member]
Operating Lease, Liability, Current							84,265
Operating Lease, Liability, Noncurrent							$ 14,943